Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable [Member]
Numerator:
Allocation of net loss	$ (25,953)	$ 100,498	$ (108,443)	$ (26,772)	$ (35,114)	$ (1,845,282)
Denominator:
Basic weighted average shares outstanding	1,082,789	3,598,051	1,798,888	4,849,939	4,175,166	7,719,577
Diluted weighted average shares outstanding	1,082,789	3,598,051	1,798,888	4,849,939	4,175,166	7,719,577
Basic net loss per common share	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
Diluted net loss per common share	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
Non- redeemable [Member]
Numerator:
Allocation of net loss	$ (54,744)	$ 63,795	$ (137,686)	$ (12,608)	$ (19,208)	$ (545,437)
Denominator:
Basic weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Diluted weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Basic net loss per common share	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)
Diluted net loss per common share	$ (0.02)	$ 0.03	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.24)